Consolidated Balance Sheets - USD ($) $ in Thousands	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022		Nov. 30, 2021		Aug. 31, 2021		May 31, 2021		Feb. 28, 2021	Nov. 30, 2020	May 31, 2020
Current assets:
Cash	$ 5,112			$ 4,231	$ 1,363	[1]					$ 33,943
Restricted cash	5,998				1,000	[1]
Prepaid expenses	2,411			5,198							616
Prepaid service fees	589			1,086							1,543
Total current assets	14,110			10,515							36,102
Inventories, net				17,929							93,479
Other non-current assets	532			741
Property and equipment, net				73							134
Intangibles, net				132							1,653
Total assets	14,642			29,185							132,080
Current liabilities:
Accounts payable	62,667			67,974							65,897
Accrued liabilities and compensation	8,298			8,995							19,073
Accrued interest on convertible notes	9,421			5,974							2,007
Accrued dividends on convertible preferred stock	4,935			3,977							2,647
Convertible notes payable, net	36,013			36,241							62,747
Total current liabilities	121,334			123,161							152,546
Long-term liabilities:
Operating leases	318			422							552
Total liabilities	121,652			123,583							153,098
Commitments and Contingencies (Note 9)
Stockholders' deficit:
Preferred stock
Common stock, $0.001 par value; 1,350,000 shares authorized; 837,031 and 720,028 issued, and 836,588 and 719,585 outstanding at February 28, 2023 and May 31, 2022, respectively	837			720							626
Treasury stock, $0.001 par value; 443 at February 28, 2023 and May 31, 2022
Additional paid-in capital	715,207			671,013	658,449		$ 626,558		$ 573,595		532,031		$ 466,779	$ 438,067
Accumulated deficit	(823,054)			(766,131)	(681,622)		(639,940)		(599,432)		(553,675)		$ (483,183)	$ (445,191)
Total stockholders' deficit	(107,010)	$ (115,969)	$ (94,312)	(94,398)	$ (22,460)	[1]	$ (12,696)	[1]	$ (25,193)	[1]	(21,018)	[1]			$ (2,481)
Total liabilities and stockholders' deficit	14,642			29,185							132,080
Series B Convertible Preferred Stock
Stockholders' deficit:
Preferred stock
Series C Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	2,341			2,014							1,530
Stockholders' deficit:
Preferred stock
Series D Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	2,594			1,963							1,117
Stockholders' deficit:
Preferred stock

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.